CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020 [1]
Current
Cash and cash equivalents	$ 123,690	$ 127,691
Restricted cash and short-term deposits	71,647	100,361
Trade accounts receivable	28,094	29,648
Inventories	1,078	1,533
Other current assets	510,227	8,682
Assets held for sale	0	267,766
Amounts due from related parties	1,585	2,112
Total current assets	736,321	537,793
Non-current
Restricted cash	72,833	62,820
Investments in affiliates	50,573	44,385
Asset under development	850,589	658,247
Vessels and equipment, net	2,903,976	2,983,073
Other non-current assets	189,861	27,911
Total assets	4,804,153	4,314,229
Current
Current portion of long-term debt and short-term debt	(1,130,256)	(982,845)
Trade accounts payable	(10,801)	(10,579)
Accrued expenses	(88,276)	(89,357)
Other current liabilities	(150,956)	(85,419)
Amounts due to related parties	0	(12,006)
Total current liabilities	(1,380,289)	(1,180,206)
Non-current
Long-term debt	(1,151,465)	(1,367,937)
Other non-current liabilities	(119,703)	(135,439)
Total liabilities	(2,651,457)	(2,683,582)
Equity
Stockholders' equity	(1,717,175)	(1,292,523)
Non-controlling interests	(435,521)	(338,124)
Total liabilities and stockholders' equity	$ (4,804,153)	$ (4,314,229)

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).